CASH AND CASH EQUIVALENTS AND RESTRICTED CASH - Cash flow (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	¥ 17,853,244	$ 2,801,564	¥ 9,671,477
Bank overdrafts			(899,955)
Balances per consolidated statement of cash flows	¥ 17,853,244	$ 2,801,564	¥ 8,771,522	$ 1,376,443	¥ 7,793,056	¥ 19,135,843